Stock-Based Compensation Expense Included in Consolidated Statements of Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Selling, general and administrative expense	$ 23,568	$ 17,145	$ 13,904
Income tax (benefit)	(7,776)	(5,627)	(4,921)
Total stock-based compensation cost	$ 15,792	$ 11,518	$ 8,983